Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Beginning balance, (in shares) at Dec. 31, 2016		134,793,857
Beginning balance at Dec. 31, 2016	$ 124,383	$ 14	$ 868,228	$ (3,666)	$ (740,193)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted shares (in shares)		5,040,609
Vesting of restricted shares	0
Exercise of stock options, (in shares)		356,229
Exercise of stock options	2,049		2,049
Other comprehensive income	3,125			3,125
Net income attributable to non-controlling interest	277		277
Net (loss) income attributable to Endurance International Group Holdings, Inc.	(107,308)				(107,308)
Stock-based compensation	60,479		60,479
Ending balance, (in shares) at Dec. 31, 2017		140,190,695
Ending balance at Dec. 31, 2017	83,005	$ 14	931,033	(541)	(847,501)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted shares (in shares)		3,122,079
Vesting of restricted shares	0
Exercise of stock options, (in shares)		131,404
Exercise of stock options	887		887
Other comprehensive income	(2,670)			(2,670)
Net income attributable to non-controlling interest	0
Net (loss) income attributable to Endurance International Group Holdings, Inc.	4,534				4,534
Stock-based compensation	29,315		29,315
Ending balance, (in shares) at Dec. 31, 2018		143,444,178
Ending balance at Dec. 31, 2018	174,454	$ 14	961,235	(3,211)	(783,584)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted shares (in shares)		2,808,897
Vesting of restricted shares	1	$ 1
Exercise of stock options, (in shares)		6,793
Exercise of stock options	31		31
Other comprehensive income	(877)			(877)
Net income attributable to non-controlling interest	0
Net (loss) income attributable to Endurance International Group Holdings, Inc.	(12,347)				(12,347)
Stock-based compensation	35,692		35,692
Ending balance, (in shares) at Dec. 31, 2019		146,259,868
Ending balance at Dec. 31, 2019	$ 196,954	$ 15	$ 996,958	$ (4,088)	$ (795,931)